UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC 555 California Street, 50th Floor San Francisco, California		94104
(Address of principal executive offices)		(Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments.

Income Opportunities Fund	January 31, 2017
(Unaudited)

Schedule of Investments

	Par†		Value
HIGH YIELD SECURITIES - 69.2%
Banks - 0.5%
Novo Banco SA
N/A, 02/19/2049 (a) (g) (i) (j)	EUR	8,520,000	$896,745
N/A, 02/27/2051 (a) (g) (i) (j)	EUR	3,601,000	340,139
N/A, 04/09/2052 (g) (i) (j)	EUR	246,000	21,909
			1,258,793
Building Products - 3.5%
Builders FirstSource, Inc.
10.750%, 08/15/2023 (a)		8,289,000	9,604,879

Chemicals - 3.1%
Platform Specialty Products Corp.
10.375%, 05/01/2021 (a) (d) (e)		7,611,000	8,467,238

Commercial Services & Supplies - 0.1%
Atento Luxco 1 SA
7.375%, 01/29/2020 (a) (g)		350,000	357,875

Communications Equipment - 1.4%
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/2024 (a) (f)		3,566,000	3,851,280

Construction & Engineering - 2.9%
Maxim Crane Works LP / Maxim Finance Corp.
10.125%, 08/01/2024 (a) (f)		7,137,000	7,850,700

Construction Materials - 5.3%
Cemex Materials LLC
7.700%, 07/21/2025 (a)		13,776,000	14,671,440

Electric Utilities - 0.4%
Dynegy, Inc.
6.750%, 11/01/2019 (f)		1,172,000	1,202,765

Electronic Equipment, Instruments & Components - 4.8%
Artesyn Technologies, Inc.
9.750%, 10/15/2020 (a)		9,594,000	9,018,360
Vertiv Group Corp.
9.250%, 10/15/2024 (a)		4,076,000	4,307,802
			13,326,162
Energy Equipment & Services - 2.9%
Brand Energy & Infrastructure Services, Inc.
8.500%, 12/01/2021 (a)		7,735,000	8,025,062

Health Care Providers & Services - 4.8%
Quorum Health Corp.
11.625%, 04/15/2023 (a) (f)		4,577,000	4,302,380
Surgery Partners Holdings LLC
8.875%, 04/15/2021 (a)		8,210,000	8,887,325
			13,189,705

	Par†		Value
HIGH YIELD SECURITIES - 69.2% (continued)
Hotels, Restaurants & Leisure - 1.7%
ClubCorp Club Operations, Inc.
8.250%, 12/15/2023 (a)	3,984,000		$4,392,360
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (a) (f)	188,000		193,405
			4,585,765
Household Durables - 0.1%
The Hillman Group, Inc.
6.375%, 07/15/2022 (a)	251,000		240,960

Insurance - 4.3%
Hub International Ltd.
7.875%, 10/01/2021 (a)	7,555,000		7,913,862
Towergate
8.750%, 04/02/2020 (a) (d) (e) (g)	GBP	3,310,813	3,998,416
			11,912,278
IT Services - 4.3%
iPayment Investors LP
9.500%, 12/15/2019 (a) (e)	1,110,147		1,032,092
Solera Holdings, Inc.
10.500%, 03/01/2024 (a)	5,068,000		5,752,180
Xerox Business Services /Conduent
10.500%, 12/15/2024 (a) (f)	4,363,000		4,913,829
			11,698,101
Machinery - 1.3%
Manitowoc Foodservice, Inc.
9.500%, 02/15/2024 (f)	1,420,000		1,633,000
Nesco
6.875%, 02/15/2021 (a)	2,484,000		2,067,930
			3,700,930
Media - 2.6%
Clear Channel International BV
8.750%, 12/15/2020 (a)	1,704,000		1,814,760
Gibson Guitar Corp.
8.875%, 08/01/2018 (a)	923,000		839,930
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (g)	2,746,000		2,359,844
5.500%, 08/01/2023 (g)	3,034,000		2,123,800
			7,138,334
Metals & Mining - 1.6%
Allegheny Technologies, Inc.
7.875%, 08/15/2023	4,306,000		4,349,060

Multiline Retail - 4.4%
J.C. Penney Corp., Inc.
5.750%, 02/15/2018	28,000		28,787
8.125%, 10/01/2019	9,009,000		9,521,387
5.650%, 06/01/2020	2,490,000		2,452,650
			12,002,824

	Par†	Value
HIGH YIELD SECURITIES - 69.2% (continued)
Oil, Gas & Consumable Fuels - 1.8%
Calumet Specialty Products
11.500%, 01/15/2021 (a)	4,210,000	$4,873,075

Road & Rail - 4.0%
The Kenan Advantage Group, Inc.
7.875%, 07/31/2023 (a)	10,647,000	10,899,866

Software - 4.5%
RedPrairie Corp.
7.375%, 10/15/2024 (a) (f)	2,926,000	3,072,300
TIBCO Software, Inc.
11.375%, 12/01/2021 (a)	8,489,000	9,337,900
		12,410,200
Specialty Retail - 4.4%
Guitar Center, Inc.
6.500%, 04/15/2019 (a)	3,231,000	2,899,823
Jo-Ann Stores, Inc.
8.125%, 03/15/2019 (a)	5,368,000	5,354,580
PIK Rate: 10.500%; Cash Rate: 9.750%, 10/15/2019 (a) (c) (f)	4,008,000	3,802,590
		12,056,993
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.
9.000%, 04/01/2063 (a)	1,907,000	2,449,303

Transportation Infrastructure - 1.5%
Direct ChassisLink, Inc.
10.000%, 06/15/2023 (a)	3,758,000	4,021,060

Wireless Telecommunication Services - 2.1%
GCI, Inc.
6.750%, 06/01/2021	3,850,000	3,965,500
Sprint Corp.
7.875%, 09/15/2023	1,642,000	1,794,870
		5,760,370

TOTAL HIGH YIELD SECURITIES (amortized cost $182,684,685)		189,905,018

LEVERAGED LOANS - 61.9%
Aerospace & Defense - 0.1%
PAE Holding Corp., TL 1L 09/16
6.500%, 10/20/2022 (b)	329,110	333,499

Building Products - 1.5%
SRS Distribution, Inc., TL 2L 06/16
9.789%, 02/24/2023 (b)	3,943,740	4,092,873

Chemicals - 0.1%
Emerald Performance Materials LLC, TL 2L 07/14
8.750%, 08/01/2022 (b)	268,490	268,826

	Par†	Value
LEVERAGED LOANS - 61.9% (continued)
Commercial Services & Supplies - 2.6%
Koosharem LLC, TL 1L 05/14
7.500%, 05/15/2020 (b)	7,656,451	$7,151,623

Distributors - 2.7%
Distribution International, Inc., TL 1L 12/14
6.000%, 12/15/2021 (b)	8,294,387	7,299,061

Diversified Financial Services - 1.5%
Square Two Financial Corp., TL 1.5L 05/16
11.000%, 05/24/2019 (b) (d) (e) (f) (j)	10,116,501	4,176,193

Electronic Equipment, Instruments & Components - 2.1%
Vertiv Group Corp., TL 1L B 09/16
6.029%, 11/30/2023 (b)	5,756,640	5,799,815

Energy Equipment & Services - 0.4%
Proserv Acquisition LLC, TL 1L B1 12/14 (US Tranche)
6.375%, 12/22/2021 (b) (e) (g)	1,169,671	766,766
Proserv Acquisition LLC, TL 1L B2 12/14 (UK Tranche)
6.375%, 12/22/2021 (b) (e) (g)	686,546	450,058
		1,216,824
Food & Staples Retailing - 5.3%
BJ’s Wholesale Club, Inc., TL 2L 09/11
8.500%, 03/26/2020 (b)	7,605,590	7,616,694
BJ’s Wholesale Club, Inc., TL 2L 01/17
8.535%, 02/03/2025 (b) (f)	5,078,710	5,153,621
Grocery Outlet, Inc., TL 2L 09/14
9.250%, 10/21/2022 (b)	1,647,651	1,653,830
		14,424,145
Food Products - 2.7%
CSM Bakery Products, TL 2L 07/13
8.760%, 07/05/2021 (b) (e)	5,300,000	4,037,964
CTI Foods Holding Co. LLC, TL 2L 06/13
8.250%, 06/28/2021 (b)	3,800,000	3,458,000
		7,495,964
Health Care Equipment & Supplies - 0.9%
DeVilbiss Healthcare LLC, TL 1L B 11/16
6.500%, 01/03/2023 (b) (f)	2,569,630	2,457,209

Health Care Providers & Services - 6.0%
Genoa (QoL), TL 2L 10/16
9.000%, 10/28/2024 (b)	5,063,890	5,139,848
Press Ganey Holdings, Inc., TL 2L 09/16
8.250%, 10/21/2024 (b)	5,448,710	5,564,495
Quorum Health Corp., TL 1L 04/16
6.789%, 04/29/2022 (b) (f)	5,844,893	5,800,618
		16,504,961
Health Care Technology - 0.0%
Greenway Medical Technologies, TL 2L 10/13
9.250%, 11/04/2021 (b) (d) (e)	91,445	90,531

	Par†	Value
LEVERAGED LOANS - 61.9% (continued)
Hotels, Restaurants & Leisure - 2.6%
Caesars Growth Properties Holdings LLC, TL 1L B 05/14
6.250%, 05/08/2021 (b)	1,765,031	$1,780,105
The Bay Club Co., TL 1L 08/16
7.500%, 08/31/2022 (b)	5,166,985	5,226,741
		7,006,846
Household Durables - 0.0%
Algeco Scotsman Global Sarl, TL PIK 04/13
PIK Rate: 15.750%; Cash Rate: 15.000%, 05/01/2018 (c) (d) (e) (f) (g) (j)	457,673	89,397

IT Services - 2.8%
iPayment Investors LP, TL 1L B 05/11
6.750%, 05/08/2017 (b)	5,539,585	5,442,642
Xerox Business Services/ Conduent, TL 1L B 12/16
6.251%, 12/07/2023 (b) (f)	2,185,619	2,228,413
		7,671,055
Machinery - 4.1%
Accuride Corp., TL 1L B 10/16
8.000%, 11/17/2023 (b) (f)	2,692,580	2,669,020
BakerCorp International, Inc., TL 1L B 06/11
4.250%, 02/07/2020 (b)	1,101,850	1,065,351
WireCo WorldGroup, Inc., TL 1L 07/16
6.500%, 09/29/2023 (b) (g)	3,748,725	3,794,422
WireCo WorldGroup, Inc., TL 2L 07/16
10.000%, 09/30/2024 (b) (g)	3,803,220	3,836,498
		11,365,291
Media - 0.9%
Cengage Learning, Inc., TL 1L 05/16
5.250%, 06/07/2023 (b) (d) (e)	279,607	260,908
Global Eagle Entertainment, Inc., TL 1L B 12/16
7.000%, 01/06/2023 (b) (f)	1,447,750	1,454,989
NEP Broadcasting LLC, TL 2L B 01/13
10.000%, 07/22/2020 (b)	711,260	722,818
		2,438,715
Metals & Mining - 4.8%
Sequa Corp., TL 1L B 12/12
5.250%, 06/19/2017 (b)	13,767,154	13,205,041

Multiline Retail - 1.6%
Belk, Inc., TL 1L 08/15
5.760%, 12/12/2022 (b)	3,842,301	3,313,293
J.C. Penney Corp., Inc., TL 1L B 06/16
5.250%, 06/23/2023 (b) (f)	1,192,920	1,193,296
		4,506,589
Professional Services - 2.0%
SIRVA Worldwide, Inc., TL 1L 10/16
7.517%, 11/22/2022 (b)	5,504,960	5,408,623

Software - 10.7%
Applied Systems, Inc., TL 2L B 01/14
7.500%, 01/24/2022 (b)	11,377,473	$11,466,331

	Par†	Value
LEVERAGED LOANS - 61.9% (continued)
iParadigms Holdings LLC, TL 2L 07/14
8.250%, 07/29/2022 (b)	5,303,859	$5,118,224
Misys Ltd., TL 2L 06/12
12.000%, 06/12/2019	4,830,160	5,130,016
TIBCO Software, Inc., TL 1L B 01/17
4.500%, 12/04/2020 (b) (f)	5,253,944	5,307,587
Triple Point Technology, Inc., TL 1L 07/13
5.250%, 07/10/2020 (b)	2,479,853	2,220,088
		29,242,246
Specialty Retail - 4.1%
Charlotte Russe Inc., TL 1L B 04/13
6.750%, 05/22/2019 (b)	3,285,813	2,212,453
Charlotte Russe Inc., TL 1L Add On 02/14
6.750%, 05/22/2019 (b)	394,226	265,446
David’s Bridal, Inc., TL 1L B 10/12
5.250%, 10/11/2019 (b)	4,032,128	3,480,734
Gymboree Corp., TL 1L 02/11
5.000%, 02/23/2018 (b)	2,800,004	1,403,502
Savers, Inc., TL 1L C 07/12
5.000%, 07/09/2019 (b)	4,093,590	3,799,384
		11,161,519
Trading Companies & Distributors - 0.2%
FleetPride Corporation, TL 1L 11/12
5.250%, 11/19/2019 (b)	478,984	458,028

Transportation Infrastructure - 2.2%
Commercial Barge Lines Co., TL 1L B 11/15
9.750%, 11/12/2020 (b)	6,439,160	6,176,217

TOTAL LEVERAGED LOANS (amortized cost $176,092,223)		170,041,091

	Shares
COMMON STOCKS — 6.0%
Diversified Financial Services - 1.1%
Invesco Dynamic Credit Opportunities Fund	63,600		793,092
Nuveen Credit Strategies Income Fund	84,784		749,491
Prudential Global Short Duration High Yield Fund, Inc.	63,468		957,732
Wells Fargo Advantage Income Opportunities Fund	64,184		544,922
			3,045,237
Health Care Providers & Services - 4.5%
Amedisys, Inc. (d) (e) (f)	271,040		12,419,053

Insurance - 0.3%
Towergate Sun NewCo Common Shares A (f) (g) (e)	GBP	8,597	—
Towergate TopCo Common (d) (e) (f) (g)	GBP	540,649	632,529
			632,529
IT Services - 0.1%
iPayment Investors LP (e) (f)	160,426		345,237

TOTAL COMMON STOCKS (cost $7,966,464)			16,422,056

	Shares		Value
PREFERRED STOCKS - 1.4%
Diversified Financial Services - 0.0%
Square Two Financial Corp. (e) (f)	14,720		$—
Insurance - 1.4%
Towergate Sun NewCo Preference B (d) (e) (f) (g)	GBP	3,194,971	3,737,936

TOTAL PREFERRED STOCKS (cost $10,420,281)			3,737,936

TOTAL INVESTMENTS (amortized cost $377,163,653††) (h) - 138.5%			380,126,101
LIABILITIES EXCEEDING OTHER ASSETS, NET - (38.5)%			(105,531,063)
NET ASSETS - 100.0%			$274,595,038

†	In U.S. Dollars unless otherwise indicated.
††	At January 31, 2017, the tax basis cost of the Fund’s investments was $377,163,653 and the unrealized appreciation and depreciation were $24,531,017 and $(21,568,569), respectively.
EUR	Euro
GBP	Great British Pound
TL	Term Loan
(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. The total value of these securities as of January 31, 2017 was $160,451,446, which represent 58.4% of net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of January 31, 2017.
(c)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(d)

Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of January 31, 2017 was $33,872,201 and represented 12.3% of net assets.

(e)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of January 31, 2017 was $40,504,318 and represented 14.8% of net assets.
(f)	Non-income producing security.
(g)	Non-U.S. security.
(h)	All investments are held as collateral for the Fund’s credit facility.
(i)	Zero Coupon security.
(j)	Defaulted security.

The following table presents information about the Fund’s assets measured on a recurring basis as of January 31, 2017, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

	Level 1	Level 2	Level 3	Total
Investments in securities
High yield securities	$—	$188,872,926	$1,032,092	$189,905,018
Leveraged loans	—	164,558,677	5,482,414	170,041,091
Common stocks	15,464,290	—	977,766	16,442,056
Preferred stocks	—	—	3,737,936	3,737,936
Cash equivalents	7,615,911	—	—	7,615,911
Total investments in securities and cash equivalents	$20,080,201	$353,431,603	$11,230,208	$387,742,012

Country	(% of Net Assets)
United States	129.9%
United Kingdom	3.5%
Cayman Islands	2.8%
Luxembourg	1.8%
Portugal	0.5%
138.5%
Liabilities Exceeding Other Assets, Net	(38.5)%
100.0%

The following are the details of the restricted securities held by the Fund:

		Acquisition	Amortized		% of Net
	Par/Shares	date(s)	Cost	Value	Assets
Algeco Scotsman Global Sarl, TL PIK 04/13 , PIK Rate: 15.750%; Cash Rate: 15.000%, 05/01/2018	457,673	09/17/2013	$353,542	$89,397	0.0%
Amedisys, Inc., Common Stock	271,040	08/05/2013- 08/08/2013	3,799,455	12,419,053	4.5%
Cengage Learning, Inc., TL 1L 05/16 5.250%, 06/07/2023	279,607	12/21/2016	272,674	260,908	0.1%
Greenway Medical Technologies, TL 2L 10/13 , 9.250%, 11/04/2021	91,445	01/31/2016	90,444	90,531	0.0%
Platform Specialty Products Corp., 10.375%, 05/01/2021	7,611,000	11/03/2015- 11/04/2015	7,738,975	8,467,238	3.1%
Square Two Financial Corp., TL 1.5L 05/16, 11.000%, 05/24/2019	10,116,501	05/24/2016	10,116,501	4,176,193	1.5%
Towergate, 8.750%, 04/02/2020	3,310,813	04/02/2015	5,042,188	3,998,416	1.5%
Towergate, Sun NewCo Preference B	3,194,971	04/02/2015	4,736,869	3,737,936	1.4%
Towergate, TopCo Common	540,649	04/02/2015	815,841	632,529	0.2%

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	High Yield	Leveraged	Collateralized	Common	Preferred
	Securities	Loans	Securities	Stocks	Stocks
Balance at October 31, 2016	$999,132	$6,012,278	$1,740,146	$957,101	$3,660,379
Purchases	—	279,534	—	—	—
Sales and paydowns	—	(4,735)	(1,805,957)	—	—
Transfers in and/or out of Level 3(1)	—	—	—	—	—
Settlements	—	12,307	3,201	—	—
Net change in appreciation/(depreciation)	32,960	(817,789)	(37,145)	20,665	77,557
Net realized gain/(loss)	—	819	99,755	—	—
Balance as of January 31, 2017	$1,032,092	$5,482,414	$—	$977,766	$3,737,936

Net change in appreciation/(depreciation) on investments held at January 31, 2017	$32,960	$(817,789)	$(37,145)	$20,665	$77,557

(1)  During the period ended January 31, 2017, there were transfers into Level 3. The Fund’s policy is to recognize transfers into and out of Level 3 at the beginning of each period.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2017.

	Fair Value			Range
Financial	as of	Valuation	Unobservable	(Weighted
Asset	January 31, 2017	Technique (1)	Inputs (2)	Average)(3)
Leveraged Loan (5)	$5,482,414	Yield Analysis	Yield	20%-20% (20%)
			EBITDA Multiple	25.7x
			Net Leverage	52.4x
		Liquidation Analysis	EBITDA Multiple	25.7x
Estimated Remaining
			Collection	0.4X
		Broker Quotes	Offered Quotes	4.7-7.0
		Option Pricing Model	Risk Free Rate	1%
			Implied Volatility	27%
			Term	1.3 years
High Yield	$1,032,093	Yield Analysis	Yield	13%
Securities		Broker Quotes	EBITDA Multiple	8.2x
			Net Leverage	7.5x
			Offered Quotes	104.9-105.0
Common Stock (4)	$977,766	Market Comparables	LTM EBIDTA Multiple	2.5x-8.7x (4.7x)
			Fwd EBIDTA Multiple	2.5x-8.3x (4.5x)
			Illiquidity Discount	10%-10% (10%)
		Discounted Cash Flow	Weight average cost
			of capital	12%
Fwd EBIDTA exit
			multiple	7.2x
			Illiquidity Discount	10%
Preferred Stock (6)	$3,737,936	Market Comparables	LTM EBIDTA Multiple	2.5x
			Fwd EBIDTA Multiple	2.5x
			Illiquidity Discount	5%-10% (10%)
Estimated Remaining
			Collection	0.4x
		Liquidation Analysis	Estimated Remaining
			Collection	0.4x

(1) For the assets that have more than one valuation technique, the Partnership may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Partnership considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flows analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings amoung the investments and in certain instances, may result in up to a 100% weighting to a single methodology.

(2) The significant unobservable inputs used in the fair value measurement fo the Partnership’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments; market valuations of comparable companies; and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.

(3) Weighted average amounts are based on the estimated fair values.

(4) Of the $977,766, $632,529 was valued solely using a market comparables technique.

(5) Of the $5,482,414, $4,176,193 was valued solely using a liquidation analysis technique.

(6) Of the $3,737,936, $3,737,936 was valued solely using a market comparables technique.

Item 2. Controls and Procedures.

(a)          The Registrant’s President and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KKR Income Opportunities Fund

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	3/27/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	3/27/17

By (Signature and Title)	/s/ Roshan Chagan
Roshan Chagan, Treasurer and Chief Financial Officer

Date	3/27/17